Cash Flow Detail - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 842	€ 564	€ 509
Payments on investments in property, plant and equipment and intangible assets	(6,350)	(6,728)	(7,529)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,508)	(6,164)	€ (7,020)
Spectrum license payments	27	999
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of geographical areas [line items]
Spectrum license payments	11
Telefonica de Espana [Member]
Disclosure of geographical areas [line items]
Spectrum license payments	€ 8
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Spectrum license payments		521
Telefónica Spain
Disclosure of geographical areas [line items]
Spectrum license payments		343
Telefonica Chile
Disclosure of geographical areas [line items]
Spectrum license payments		€ 131